Other Assets	12 Months Ended
Dec. 31, 2022
Other Assets
Other Assets

19. Other Assets

	December 31	December 31
($ millions)	2022	2021
Investments	758	391
Prepaids and other	796	916
Pension (note 23)	212	-
	1 766	1 307

Investments includes the company’s investments in clean technology, such as Suncor’s investment in Enerkem Inc., LanzaJet, Inc., Svante Inc. and the Varennes Carbon Recycling facility, in addition to the company’s investments in various pipelines.

Prepaids and other includes long-term accounts receivable related to deposits paid on account to support reclamation activities into the Syncrude Reclamation Trust, Notices of Reassessments that have been received from the Canada Revenue Agency, and emissions credits and are unlikely to be settled within one year.